SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative assets		$ 110	$ 539
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Derivative assets		110	539
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Redeemable Non-Controlling Interest	[1]	$ 2,200	$ 7,789

[1]	During 2024 the Company acquired additional redeemable non-controlling interest in Lioli (see also note 1). As of December 31, 2024 the Company estimated the value of the redeemable non-controlling interest based on the settlement price which represents its redeemable value.The Company estimated the fair value of redeemable non-controlling interest using Monte Carlo simulation in previous years. The valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate and the volatility. The fair value measurement is based on inputs not observable in the market and thus represent Level 3 measurements as defined in ASC 820.